Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of BeijingWits Medical Limited (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 15, 2012 BeijingWits Medical Limited	Dec. 31, 2013 BeijingWits Medical Limited	Feb. 15, 2012 BeijingWits Medical Limited Customer relationships acquired	Feb. 15, 2012 BeijingWits Medical Limited Order Backlog	Feb. 15, 2012 BeijingWits Medical Limited Non-compete Agreements
Business Acquisition [Line Items]
Property, plant and equipment				$ 172
Goodwill	357,523	315,441	253,393	13,512 [1]
Intangible asset						1,761	376	97
Cash and cash equivalents				587
Accounts receivable				657
Unbilled revenue				176
Other current assets				228
Deferred tax liability				(559)
Current liabilities				(1,007)
Liability arising from contingent consideration arrangement				(7,000)
Net assets acquired				9,000
Cash consideration	93,553	72,508	69,836	9,000
Contingent consideration	3,245	45,850		7,000	3,200
Amount of total consideration				16,000
Contingent consideration				(7,000)
Net assets acquired				$ 9,000

[1]	Goodwill represents the acquisition of an established workforce with experience in clinical trial execution and regulatory processes in China and is not tax deductible.